SHAREHOLDERS' EQUITY - Non-vested Options Activity (Details) - € / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY.
Non-vested options outstanding (in shares)			216,250	455,000	575,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)			€ 1.59	€ 1.58	€ 1.47
Non-vested options granted (in shares)			1,392,428		155,000
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 2.29	€ 2.37	€ 2.37		€ 1.93
Non-vested options vested (in shares)			(329,571)	(235,000)	(204,000)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)			€ 2.06	€ 1.58	€ 1.52
Non-vested options forfeited (in shares)			(20,000)	(3,750)	(70,600)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)			€ 1.89	€ 1.54	€ 1.58
Non-vested options outstanding (in shares)			1,259,107	216,250	455,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)			€ 2.32	€ 1.59	€ 1.58